SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of Variable Interest Entities (Details)			3 Months Ended		6 Months Ended
	Mar. 03, 2022 USD ($)	Oct. 04, 2021 USD ($) investor	Jun. 30, 2023 USD ($) provider	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) provider	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 provider
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			$ 277,334,437		$ 277,334,437		$ 59,094,847
Liabilities			$ 116,835,522		$ 116,835,522		30,945,150
Option agreement, number of providers | provider			2		2			2
Interest (expense)			$ 584,075	$ 0	$ 941,458	$ 0
Number of unaffiliated investors | investor		3
RIS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration paid to acquire business	$ 60,000
Longevity Market Advisors | RIS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage			100.00%		100.00%
Variable Interest Entity, Primary Beneficiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			$ 57,577,034		$ 57,577,034		30,073,972
Liabilities			52,474,820		52,474,820		27,116,762
Contribution amount		$ 100
Variable Interest Entity, Primary Beneficiary | LMX
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		70.00%
Variable Interest Entity, Primary Beneficiary | Longevity Market Advisors
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	80.00%
Variable Interest Entity, Not Primary Beneficiary
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			801,345		801,345		987,964
Liabilities			185,071		185,071		358,586
Variable Interest Entity, Not Primary Beneficiary | Provider One
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			318,178		318,178		126,040
Liabilities			450		450		0
Variable Interest Entity, Not Primary Beneficiary | Provider Two
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			483,167		483,167		861,924
Liabilities			184,621		184,621		$ 358,586
Variable Interest Entity, Not Primary Beneficiary | Expense Support Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest (expense)			$ 0	$ 127,455	$ 29,721	$ 242,247